Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Personnel Expenses [Abstract]
Schedule of components of personnel expenses
	2024	2023	2022
	US $ in millions

Salaries and related expenses included in:
Operating expenses and cost of services	285.6	242.8	250.9
General and administrative	211.2	185.5	238.8
	496.8	428.3	489.7